Note 10 - Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes Tables
Summary of Operating Loss Carryforwards [Table Text Block]
Year Ending December 31,	Amount

2020	$174,000
2021	71,000
2024	66,000
2028	7,000
2030	160,000
2031	73,000
2032	48,000
2034	727,000
2035	1,969,000
2036	2,867,000
2037	2,481,000
Indefinite	9,692,000
Total	$18,335,000

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2019	2018
Deferred tax assets:
Net operating loss carryforwards	$4,496,000	$3,017,000
Tax credits	4,292,000	3,085,000
Impairment allowances	13,000	10,000
Stock-based compensation	20,000	64,000
Other	62,000	62,000
Less valuation allowance	(8,881,000)	(6,235,000)
Deferred tax asset, net of valuation	2,000	3,000
Deferred tax liabilities:
Property and equipment	(2,000)	(3,000)
Deferred tax liabilities	(2,000)	(3,000)
Net tax assets	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2019	2018

Tax benefit (expense) at Federal statutory rate	$1,582,000	$894,000
Effect of State taxes	265,000	185,000
Effect of tax rate change	(102,000)	-
Tax credits	1,217,000	676,000
Nondeductible expenses	(317,000)	(180,000)
Valuation allowance – deferred tax assets	(2,645,000)	(1,575,000)
Total tax benefit (provision)	$-	$-